Risk management and financial instruments (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
(Loss)/gain on derivative financial instruments	[1]	$ (27.7)	$ 24.9	$ (13.9)
Long-term debt, percentage bearing variable interest		156.3	319.8
Effect of increase of 100 bps in short-term interest rate on interest expense		1.5	3.2
Effect of decrease of 100 bps in short-term interest rate on interest expense		1.5	3.2
Interest Rate Swap
Derivative [Line Items]
Outstanding principal		$ 2,735.8	2,764.9
Derivative, average fixed interest rate (as percent)		2.49%
Derivative asset (liability)		$ (17.7)	$ 9.9

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".